ACQUISITIONS	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
U.S. Solar Portfolio
On January 24, 2022, Brookfield Renewable, together with its institutional partners, completed the acquisition of a utility scale development business with a 20 GW portfolio of utility solar and energy storage development assets in the United States. The purchase price of this acquisition, including working capital and closing adjustments, was $702 million, plus $125 million of additional incentive payments to be paid contingent upon certain milestones being achieved. The total transaction costs of $2 million were expensed as incurred and have been classified under Other in the consolidated statement of income. Brookfield Renewable is expected to hold an approximately 20% economic interest.
This investment was accounted for using the acquisition method, and the results of operations have been included in the unaudited interim consolidated financial statements since the date of the acquisition.
Europe Solar Portfolio
On February 2, 2022, Brookfield Renewable, together with institutional partners, completed the acquisition of a 1.7 GW portfolio of utility-scale solar development assets in Germany. The purchase price of this acquisition, including working capital and closing adjustments, was approximately €66 million ($73 million), plus €15 million ($17 million) of additional incentive payments to be paid contingent upon certain milestones being achieved. The total transaction costs of €2 million ($2 million) were expensed as incurred and have been classified under Other in the consolidated statement of income. Brookfield Renewable is expected to hold an approximately 20% economic interest.
This investment was accounted for using the acquisition method, and the results of operations have been included in the unaudited interim consolidated financial statements since the date of the acquisition.
Chile Distributed Generation Portfolio
On March 17, 2022, Brookfield Renewable, together with institutional partners, completed the acquisition of 83% interest in a 437 MW distributed generation portfolio of high quality operating and development assets in Chile. The purchase price of this acquisition, including working capital and closing adjustments, was approximately $31 million, excluding non-controlling interest of $6 million. The total transaction costs of less than $1 million were expensed as incurred and have been classified under Other in the consolidated statement of income. Brookfield Renewable is expected to hold an approximately 20% economic interest.
This investment was accounted for using the acquisition method, and the results of operations have been included in the unaudited interim consolidated financial statements since the date of the acquisition.
The preliminary purchase price allocations, at fair value, as at June 30, 2022, with respect to the acquisitions are as follows:

(MILLIONS)	Chile Distributed Generation Portfolio	Europe Solar Portfolio	U.S. Solar Portfolio	Total
Cash and cash equivalents	$2	$3	$22	$27
Restricted cash	—	—	6	6
Trade receivables and other current assets	2	30	48	80
Property, plant and equipment	21	1	691	713
Other non-current assets	1	—	89	90
Current liabilities	(1)	(5)	(32)	(38)
Financial instruments	—	—	(24)	(24)
Non-recourse borrowings	(6)	—	(47)	(53)
Deferred income tax liabilities	—	(7)	(61)	(68)
Other long-term liabilities	—	—	(43)	(43)
Non-controlling interests	$(6)	$—	$—	$(6)
Fair value of net assets acquired	19	22	649	690
Goodwill	18	68	178	264
Purchase price	$37	$90	$827	$954
Oregon Wind Portfolio
In the first quarter of 2021, Brookfield Renewable, together with institutional partners, completed the acquisition of 100% of a portfolio of three wind generation facilities of approximately 845 MW and development projects of approximately 400 MW (together, “Oregon Wind Portfolio”). During March 31, 2022, the purchase price allocation was finalized with no material changes from the purchase price allocation as at December 31, 2021 as disclosed in the 2021 Annual Report.